Exhibit 99.1


INVESTORS' MONTHLY REPORT
GRANITE MASTER ISSUER PLC

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 01-2 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Finance Trustees Limited, Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended      31-Dec-06

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.


--------------------------------------------------------------------------------
Commentary on asset performance in the period

An assignment of (GBP)6.1bn of loans occurred into the Trust in December, this was in preparation for the Series 07-1 transaction in January. The performance of the Granite Master Trust remains extremely good, 3 month plus arrears by balance fell to 0.39% in December from 0.43% as at the end of November.
--------------------------------------------------------------------------------

Next trust determination date                                     2 January 2007

Next trust distribution date                                    10 January 2007
(6 business days from determination date)

Mortgage Loans

-----------------------------------------------------------------------------
Number of Mortgage Loans in Pool                                     427,817

Current Balance - Trust Mortgage Assets                  (GBP)46,612,440,050

Current Balance - Trust Cash and other Assets             (GBP)2,440,331,349

Last Months Closing Trust Assets                         (GBP)44,204,728,271

Funding share                                            (GBP)12,756,625,771

Funding 2 share                                          (GBP)25,389,947,966

Funding and Funding 2 share                              (GBP)38,146,573,737

Funding and Funding 2 Share Percentage                                77.77%

Seller Share*                                            (GBP)10,906,197,662

Seller Share Percentage                                               22.23%

Minimum Seller Share (Amount)*                            (GBP)3,221,590,807

Minimum Seller Share (% of Total)                                      6.57%

Funding Bank Balance - Principal element of Balance         (GBP)696,375,192

Funding 2 Bank Balance - Principal element of Balance      (GBP)1,186,352,265

Excess Spread last quarter annualised (% of Total)                     0.49%
----------------------------------------------------------------------------
* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans

-----------------------------------------------------------------------------------------------------------------------------------
                        Number          Principal (GBP)        Arrears (GBP)            By number (%)          By Principal (%)
> = 1 < 2 Months        4,985            573,582,369             3,556,138                   1.17%                   1.23%

> = 2 < 3 Months        1,700            187,648,154             2,456,313                   0.40%                   0.40%

> = 3 < 4 Months          737             79,148,357             1,630,859                   0.17%                   0.17%

> = 4 < 5 Months          344             36,747,107               995,773                   0.08%                   0.08%

> = 5 < 6 Months          269             29,164,739               950,908                   0.06%                   0.06%

> = 6 < 7 Months          144             15,850,221               608,936                   0.03%                   0.03%

> = 7 < 8 Months           57              6,709,855               289,119                   0.01%                   0.01%

> = 8 < 9 Months           57              6,222,157               319,268                   0.01%                   0.01%

> = 9 < 10 Months          37              4,420,225               236,550                   0.01%                   0.01%

> = 10 < 11 Months         17              1,934,344               129,152                   0.00%                   0.00%

> = 11 < 12 Months         17              1,909,386               133,181                   0.00%                   0.00%

> = 12                     14              1,983,622               145,327                   0.00%                   0.00%

Total                   8,378            945,320,536            11,451,524                   1.96%                   2.03%
------------------------------------------------------------------------------------------------------------------------------------

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.


Properties in Possession

--------------------------------------------------------------------------------
                               Number           Principal (GBP)   Arrears (GBP)
Total (since inception)        1,961              169,746,001          8,759,193
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Properties in Possession                                                     413

Number Brought Forward                                                       359

Repossessed (Current Month)                                                   54

Sold (since inception)                                                     1,548

Sold (current month)                                                         138

Sale Price / Last Loan Valuation                                            1.05

Average Time from Possession to Sale (days)                                  139

Average Arrears at Sale                                               (GBP)4,323

Total Principal Loss (Since inception)                            (GBP)4,669,521

Total Principal Loss (current month)                                (GBP)255,216

Number of accounts experiencing a loss since inception                       353

Ratio of aggregate net losses to average portfolio balance               0.00010

Average loss on accounts experiencing a loss                         (GBP)13,228

MIG Claims Submitted                                                          16

MIG Claims Outstanding                                                         0

Average Time from Claim to Payment                                            86
--------------------------------------------------------------------------------
Note: The arrears analysis and repossession information is at close of business for the report month


Substitution

--------------------------------------------------------------------------------
                                                 Number          Principal (GBP)

Substituted this period                          52,514       (GBP)6,176,073,622

Substituted to date (since 26 March 2001)       910,170     (GBP)106,505,742,956
--------------------------------------------------------------------------------


CPR Analysis

--------------------------------------------------------------------------------
                                                                        % of CPR

Current Month % of (CPR) - Removals*                                      66.30%

Previous Month % of (GBP) - Removals*                                     43.40%

Current Month % of (GBP) - Non-Removals**                                 33.70%

Previous Month % of (GBP) - Non-Removals**                                56.60%
--------------------------------------------------------------------------------
*Removals are loans that Northern Rock has repurchased from the Trust (e.g.
 Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

--------------------------------------------------------------------------------
                                                 Monthly              Annualised

Current Month (GBP) Rate - Total                   5.11%                  46.71%

Previous Month (GBP) Rate - Total                  3.37%                  33.70%
--------------------------------------------------------------------------------

Key pool statistics

--------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                               23.76

Weighted Average Remaining Term (by value) Years                           21.91

Average Loan Size                                                     (GBP)108,954

Weighted Average LTV (by value)                                           77.89%

Weighted Average Indexed LTV (by value)                                   71.45%

Non Verified (by value)                                                   41.82%
--------------------------------------------------------------------------------

Product Breakdown

--------------------------------------------------------------------------------
Fixed Rate (by balance)                                                   55.50%

Together (by balance)                                                     29.55%

Capped (by balance)                                                        0.13%

Variable (by balance)                                                      9.72%

Tracker (by balance)                                                       5.10%

Total                                                                     100.0%
--------------------------------------------------------------------------------

Geographic Analysis

--------------------------------------------------------------------------------
                     Number      % of Total         Value (GBP)       % of Total

East Anglia           9,507           2.22%       1,058,220,481            2.27%

East Midlands        31,297           7.32%       3,127,349,404            6.71%

Greater London       48,428          11.32%       8,204,815,632           17.60%

North                37,971           8.88%       2,853,546,893            6.12%

North West           54,738          12.79%       5,002,555,747           10.73%

Scotland             60,005          14.03%       4,715,499,085           10.12%

South East           66,612          15.57%       9,516,485,487           20.42%

South West           30,567           7.14%       3,752,347,682            8.05%

Wales                17,258           4.03%       1,598,616,831            3.43%

West Midlands        29,344           6.86%       3,054,582,246            6.55%

Yorkshire            42,090           9.84%       3,728,420,562            8.00%

Total               427,817            100%      46,612,440,050             100%
--------------------------------------------------------------------------------

LTV Levels Breakdown

--------------------------------------------------------------------------------
                                     Number         Value (GBP)       % of Total

0% < 25%                             17,446         632,168,476            1.36%

> = 25% < 50%                        49,764       3,909,249,989            8.39%

> = 50% < 55%                        14,731       1,454,914,537            3.12%

> = 55% < 60%                        16,263       1,721,509,326            3.69%

> = 60% < 65%                        18,106       2,029,812,444            4.35%

> = 65% < 70%                        21,968       2,495,179,538            5.35%

> = 70% < 75%                        25,452       3,123,521,483            6.70%

> = 75% < 80%                        28,343       3,680,784,028            7.90%

> = 80% < 85%                        45,121       5,864,143,600           12.58%

> = 85% < 90%                        52,416       6,544,197,552           14.04%

> = 90% < 95%                        93,283      10,099,001,036           21.67%

> = 95% < 100%                       43,039       4,870,011,361           10.45%

> = 100%                              1,885         187,946,682            0.40%

Total                               427,817      46,612,440,050           100.0%
--------------------------------------------------------------------------------

Repayment Method

--------------------------------------------------------------------------------
                                     Number         Value (GBP)       % of Total

Endowment                            18,547       1,717,933,890            3.69%

Interest Only                        99,225      15,017,437,711           32.22%

Pension Policy                          361          34,833,012            0.07%

Personal Equity Plan                    654          46,304,213            0.10%

Repayment                           309,030      29,795,931,224           63.92%

Total                               427,817      46,612,440,050          100.00%
--------------------------------------------------------------------------------


Employment Status

--------------------------------------------------------------------------------
                                     Number         Value (GBP)       % of Total

Full Time                           368,227      38,199,990,070           81.95%

Part Time                             5,581         434,579,993            0.93%

Retired                               2,251         131,680,806            0.28%

Self Employed                        48,299       7,637,805,984           16.39%

Other                                 3,459         208,383,197            0.45%

Total                               427,817      46,612,440,050          100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NR Current Existing Borrowers' SVR                                         7.09%

Effective Date of Change                                         1 December 2006
--------------------------------------------------------------------------------


Main parties to the structure

Northern Rock plc             Citibank NA                   The Bank of New York

Seller                        Agent bank                    Security trustee
Administrator                 Common depositary             Note trustee
Cash Manager                  Principal paying agent
Basis swap provider           Registrar
Start up loan provider        US Paying Agent
Account bank

Ratings
        Short term     Long term      Short term     Long term     Short term     Long term
S&P        A1          A positive         A1+           AA             A-1+          AA-
Moodys     P-1             A1             P-1           Aa1            P-1           Aa2
Fitch      F1              A+             F1+           AA+            F1+           AA-

--------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution

        Principal Received          Funding        Funding 2             Seller
Month   (GBP)2,222,670,393   (GBP)351,507,095  (GBP)146,276,594   (GBP)1,724,886,704
--------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

-------------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution

                               Receipts
        Revenue Received   GIC Interest       sub-total    Administration fee   Available revenue
Month   (GBP)206,198,870  (GBP)5,534,966  (GBP)211,733,836   (GBP)2,622,896     (GBP)209,110,940
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Trustee Revenue Distribution

                       Funding               Funding 2               Seller
Month             (GBP)62,117,429        (GBP)118,594,990       (GBP)28,398,521
--------------------------------------------------------------------------------

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 20 December 2006
------------------------------------------------

Distribution of Issuer Available Revenue Receipts                          Total

Issuer available revenue receipts from Funding2                      103,003,381
Issuer available revenue receipts - Issuers Revenue Ledger             2,469,659
Issuer available reserve fund                                        394,036,449

                                                                     499,509,490

Issuer required revenue receipts                                     103,003,381

3rd party creditors                                                            0
Issuer cash manager                                                       44,644
Amounts due to the  A notes and A swap providers                      85,187,467
Amounts due to the  B notes and B note swap providers                  3,827,042
Amounts due to the  M notes and M note swap providers                  3,782,469
Amounts due to the  C notes and C note swap providers                  4,467,473
Interest due on start-up loan (from Northern Rock plc)                 1,697,297
Principal due on start-up loan                                         4,599,477
To fund issuer reserve fund                                          392,934,987
To fund funding reserve fund                                           1,101,463
To fund Series 05-1, 06-2 and 06-3  Payment Date                       1,867,173

Excess of available revenue receipts over required receipts            4,599,477

Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:

     o    an insolvency event occurs in relation to the seller;

     o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or

     o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by
(GBP)21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:

      o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or

      o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds
            (GBP)1,000,000,000; or

      o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:

      o     the principal balance of mortgages in arrears is greater than 4%

      o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount

      o     debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings

There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes                   Granite Mortgages 01-1 plc

-------------------------------------------------------------------------------------------------------------------------------
                ISIN      Brought forward  Repaid       Outstanding        Rating          Reference  Margin   Pool    Expected
                                                                       Moodys/S&P/Fitch    Rate                factor  Maturity
Series 1

A1         US387413 AA59               $0      $0                $0      Aaa/AAA/AAA         N/A      0.12%    0            N/A

A2         US387413 AB33     $175,000,000      $0      $175,000,000      Aaa/AAA/AAA       5.58%      0.21%    0.2381    Jan-08

B          US387413 AC16     $ 32,000,000      $0      $ 32,000,000      Aa2/AA+/AA+       5.77%      0.40%    0.640000  Jan-08

C          US387413 AD98     $ 42,500,000      $0      $ 42,500,000      Baa1/A-/A-        6.77%      1.40%    0.62963   Jan-08

Series 2

A           XS0126890390 (GBP)350,000,000   (GBP)0   (GBP)350,000,000      Aaa/AAA/AAA   5.38%      0.24%    1.000000  Jan-08

B           XS0126890473  (GBP)10,000,000   (GBP)0    (GBP)10,000,000      Aa1/AA+/AA+   5.54%      0.40%    1.00000   Jan-08

C           XS0126890556  (GBP)15,000,000   (GBP)0    (GBP)15,000,000      A3/A-/A-      6.54%      1.40%    1.00000   Jan-08
---------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding
Class B Notes (GBP) Equivalent)                     (GBP)31,981,041       5.85%

Class C Notes (GBP) Equivalent)                     (GBP)44,193,571       8.09%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement    (GBP)20,000,000         0.16%

Balance Brought Forward                            (GBP)20,000,000         0.16%

Drawings this Period                                        (GBP)0         0.00%

Excess Spread this Period                           (GBP)2,083,966         0.02%

Funding Reserve Fund Top-up this Period*           -(GBP)2,083,966        -0.02%

Current Balance                                    (GBP)20,000,000         0.16%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)138,176,032         1.08%
13,678,792         0.11%

Repayment of start up loan interest               -(GBP)17,315,864        -0.14%

Funding reserve Balance carried forward           (GBP)134,538,960         1.05%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------

Notes                   Granite Mortgages 01-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                  ISIN       Brought forward    Repaid       Outstanding        Rating          Reference  Margin   Pool    Expected
                                                                            Moodys/S&P/Fitch    Rate                factor  Maturity
Series 1

A             US38741PAA66                $0        $0                $0      Aaa/AAA/AAA       5.60%      0.23%    0         Oct-06

B             US38741PAB40                $0        $0                $0      Aa1/AA+/AA+       5.77%      0.40%    0         Oct-06

C             US38741PAC23                $0        $0                $0      Baa1/A-/A-        6.75%      1.375%   0         Oct-06


Series 2

A             XS0134454510         GBP)0      (GBP)0              (GBP)0      Aaa/AAA/AAA       5.39%      0.25%    0.00000   Oct-06

B             XS0134454866        (GBP)0      (GBP)0              (GBP)0      Aa1/AA+/AA+       5.56%      0.42%    0.00000   Oct-06

C             XS0134455590        (GBP)0      (GBP)0              (GBP)0      Baa1/A-/A-        6.54%      1.40%    0.00000   Oct-06

D             XS0134456218        (GBP)0      (GBP)0              (GBP)0      Baa3/BB+/BBB+     9.74%      4.60%    0.000000  Oct-06

------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding
Class B Notes (GBP) Equivalent)                             (GBP)0         0.00%

Class C Notes (GBP) Equivalent)                             (GBP)0         0.00%

Class D Notes                                               (GBP)0         0.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement    (GBP)20,000,000         0.16%

Balance Brought Forward                            (GBP)20,000,000         0.16%

Drawings this Period                                        (GBP)0         0.00%

Excess Spread this Period                           (GBP)2,214,762         0.02%

Funding Reserve Fund Top-up this Period*           -(GBP)2,214,762        -0.02%

Pay Down of Reserve Fund                          -(GBP)20,000,000        -0.16%

Current Balance                                             (GBP)0         0.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)138,176,032         1.08%

Excess spread this period                          (GBP)13,678,792         0.11%

Repayment of start up loan interest               -(GBP)17,315,864        -0.14%

Funding reserve Balance carried forward           (GBP)134,538,960         1.05%

Funding Reserve %                                           1.0%            NA
--------------------------------------------------------------------------------

Notes                   Granite Mortgages 02-1 plc

------------------------------------------------------------------------------------------------------------------------------------
                  ISIN       Brought forward    Repaid       Outstanding        Rating          Reference  Margin   Pool    Expected
                                                                            Moodys/S&P/Fitch    Rate                factor  Maturity
Series 1

A1            US38741NAA19                $0        $0                $0      Aaa/AAA/AAA       N/A        0.10%    0.000000     N/A

A2            US38741NAB91      $182,700,000        $0      $182,700,000      Aaa/AAA/AAA       5.53%      0.16%    0.14336   Apr 07

B             US38741NAD57      $ 58,000,000        $0      $ 58,000,000      Aa2/AA+/AA+       5.70%      0.33%    0.832140  Apr 07

C             US38741NAC64      $ 80,200,000        $0      $ 80,200,000      Baa1/A-/BBB+      6.67%      1.30%    0.831090  Apr 07

Series 2

A             XS0144804712  (GBP)460,000,000    (GBP)0  (GBP)460,000,000      Aaa/AAA/AAA       5.34%      0.20%    1.000000  Apr 07

B             XS0144805958   (GBP)16,200,000    (GBP)0   (GBP)16,200,000      Aa1/AA+/AA+       5.49%      0.35%    1.000000  Apr 07

C             XS0144806253   (GBP)22,500,000    (GBP)0   (GBP)22,500,000      Baa1/A-/BBB+      6.44%      1.30%    1.000000  Apr 07

D             XS0144806501            (GBP)0    (GBP)0            (GBP)0      Baa3/BB+/BBB      9.64%      4.50%    0.000000  Oct 06

Series 3

A             XS0144807657  (EUR)600,000,000    (EUR)0  (EUR)600,000,000      Aaa/AAA/AAA       5.15%    Fixed to   1.000000  Apr 07
                                                                                                          04/07

B             XS0144807491   (EUR)21,100,000    (EUR)0   (EUR)21,100,000      Aa1/AA+/AA+       3.86%      0.35%    0.929110  Apr 07

C             XS0144807814   (EUR)29,300,000    (EUR)0   (EUR)29,300,000      Baa1/A-/BBB+      4.81%      1.30%    1.000000  Apr 07
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding
Class B Notes (GBP) Equivalent)                    (GBP)70,353,007         6.23%

Class C Notes (GBP) Equivalent)                    (GBP)97,457,427         8.63%

Class D Notes                                               (GBP)0         0.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement    (GBP)34,372,240         0.27%

Balance Brought Forward                            (GBP)34,372,240         0.27%

Drawings this Period                                        (GBP)0         0.00%

Excess Spread this Perod                            (GBP)3,362,546         0.03%

Funding Reserve Fund Top-up this Period*           -(GBP)3,362,546        -0.03%

Current Balance                                    (GBP)34,372,240         0.27%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)138,176,032         1.08%

Excess spread this period                          (GBP)13,678,792         0.11%

Repayment of start up loan interest               -(GBP)17,315,864        -0.14%

Funding reserve Balance carried forward           (GBP)134,538,960         1.05%

Funding Reserve %                                           1.0%            NA
--------------------------------------------------------------------------------

Notes                   Granite Mortgages 02-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                  ISIN       Brought forward    Repaid       Outstanding        Rating          Reference  Margin   Pool    Expected
                                                                            Moodys/S&P/Fitch    Rate                factor  Maturity

Series 1

A1            US38741RAA23                $0        $0                $0      Aaa/AAA/AAA         N/A      0.11%    0.000000     N/A

A2            US38741RAB06      $370,000,000        $0      $370,000,000      Aaa/AAA/AAA       5.55%      0.18%    0.321740  Jan 08

B             US38741RAC88      $ 60,000,000        $0      $ 60,000,000      Aa2/AA+/AA+       5.74%      0.37%    1.000000  Jan 08

C             US38741RAD61      $ 88,000,000        $0      $ 88,000,000      Baa1/A-/A-        6.62%      1.25%    1.000000  Jan 08

Series 2

A             XS0153568638  (EUR)355,000,000    (EUR)0  (EUR)355,000,000      Aaa/AAA/AAA       3.70%      0.19%    0.322730  Jan 08

B             XS0153568984   (EUR)41,000,000    (EUR)0   (EUR)41,000,000      Aa2/AA+/AA+       3.88%      0.37%    1.000000  Jan 08

C             XS0153569289   (EUR)53,000,000    (EUR)0   (EUR)53,000,000      Baa1/A-/A-        4.76%      1.25%    1.000000  Jan 08

Series 3

A             XS0153569792  (GBP)665,000,000    (GBP)0  (GBP)665,000,000      Aaa/AAA/AAA       5.33%      0.19%    1.000000  Jan 08

B             XS0153569875   (GBP)25,000,000    (GBP)0   (GBP)25,000,000      Aa1/AA+/AA+       5.51%      0.37%    1.000000  Jan 08

C             XS0153569958   (GBP)33,000,000    (GBP)0   (GBP)33,000,000      A3/A-/A-          6.39%      1.25%    1.000000  Jan 08
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding
Class B Notes (GBP) Equivalent)                       (GBP)90,075,689     6.70%

Class C Notes (GBP) Equivalent)                      (GBP)123,900,819     9.21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement        (GBP)39,000,000     0.31%

Balance Brought Forward                                (GBP)39,000,000     0.31%

Drawings this Period                                            (GBP)0     0.00%

Excess Spread this Period                               (GBP)5,257,592     0.04%

Funding Reserve Fund Top-up this Period*               -(GBP)5,257,592    -0.04%

Current Balance                                        (GBP)39,000,000     0.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)138,176,032     1.08%

Excess spread this period                              (GBP)13,678,792     0.11%

Repayment of start up loan interest                   -(GBP)17,315,864    -0.14%

Funding reserve Balance carried forward               (GBP)134,538,960     1.05%

Funding Reserve %                                             1.0%         NA
--------------------------------------------------------------------------------

Notes                   Granite Mortgages 03-1 plc

------------------------------------------------------------------------------------------------------------------------------------
                  ISIN       Brought forward    Repaid       Outstanding        Rating          Reference  Margin   Pool    Expected
                                                                            Moodys/S&P/Fitch    Rate                factor  maturity
Series 1

A1            US38741TAA88                $0                          $0      P-1/A-1+/F1+         N/A      -0.01%   0.000000    N/A

A2            US38741TAB61      $321,681,335        $0      $321,681,335      Aaa/AAA/AAA       5.56%       0.19%   0.2626    Apr 08

A3**          US38741TAC45      $ 78,779,103        $0      $ 78,779,103      Aaa/AAA/AAA         N/A       0.40%   0.2626    Apr 08

B             US38741TAD28      $ 42,000,000        $0      $ 42,000,000      Aa2/AA+/AA+       5.80%       0.43%   1.000000  Apr 08

C             US38741TAE01      $ 56,000,000        $0      $ 56,000,000       Baa2/A-/A-       6.82%       1.45%   1.000000  Apr 08

Series 2

A             XS0160702113  (EUR)900,000,000    (EUR)0  (EUR)900,000,000      Aaa/AAA/AAA       3.75%      0.24%    1.000000  Apr 08

B             XS0160702204   (EUR)62,000,000    (EUR)0   (EUR)62,000,000      Aa2/AA+/AA+       3.94%      0.43%    1.000000  Apr 08

C             XS0160702386   (EUR)94,500,000    (EUR)0   (EUR)94,500,000      Baa2/A-/A-        4.96%      1.45%    1.000000  Apr 08

Series 3

A             XS0160703434  (GBP)665,000,000    (GBP)0  (GBP)665,000,000      Aaa/AAA/AAA       5.38%      0.24%    1.000000  Apr 08

B             XS0160703608   (GBP)31,000,000    (GBP)0   (GBP)31,000,000      Aa2/AA+/AA+       5.57%      0.43%    1.000000  Apr 08

C             XS0160703780   (GBP)41,000,000    (GBP)0   (GBP)41,000,000      Baa2/A-/A-        6.59%      1.45%    1.000000  Apr 08
------------------------------------------------------------------------------------------------------------------------------------

** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.

Credit Enhancement


--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding
Class B Notes (GBP) Equivalent)                     (GBP)97,837,647       5.62%

Class C Notes (GBP) Equivalent)                    (GBP)137,914,263       7.92%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement      (GBP)45,000,000       0.35%

Balance Brought Forward                              (GBP)45,000,000       0.35%

Drawings this Period                                          (GBP)0       0.00%

Excess Spread this Period                             (GBP)6,203,825       0.05%

Funding Reserve Fund Top-up this Period*             -(GBP)6,203,825      -0.05%

Current Balance                                      (GBP)45,000,000       0.35%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Funding Reserve Balance brought forward             (GBP)138,176,032       1.08%

Excess spread this period                            (GBP)13,678,792       0.11%

Repayment of start up loan interest                 -(GBP)17,315,864      -0.14%

Funding reserve Balance carried forward             (GBP)134,538,960       1.05%

Funding Reserve %                                             1.0%          NA
--------------------------------------------------------------------------------


Notes                   Granite Mortgages 03-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                  ISIN       Brought forward    Repaid       Outstanding        Rating          Reference  Margin  Pool     Expected
                                                                            Moodys/S&P/Fitch    Rate               factor   maturity
Series 1

A1            US38741QAA40                $0        $0                $0      Aaa/AAA/AAA        N/A       0.08%   0.000000      N/A

A2            US38741QAB23      $229,886,385        $0      $229,886,385      Aaa/AAA/AAA       5.53%      0.16%   0.228515   Jul 07

A3            US38741QAC06      $500,000,000        $0      $500,000,000      Aaa/AAA/AAA       5.62%      0.25%   1.000000   Jul 10

B             US38741QAD88      $ 76,500,000        $0      $ 76,500,000      Aa1/AA+/AA+       5.86%      0.49%   1.000000   Jul 10

C             US38741QAE61      $ 10,500,000        $0      $ 10,500,000      Baa1/A-/A-        6.92%      1.55%   1.000000   Jul 10

Series 2

A             XS0168665718  (EUR)300,000,000    (EUR)0   EUR)300,000,000      Aaa/AAA/AAA       3.76%      0.25%    0.600000  Jul 10

B             XS0168666013   (EUR)72,900,000    (EUR)0   (EUR)72,900,000      Aa1/AA+/AA+       4.00%      0.49%    0.145800  Jul 10

M             XS0168771748   (EUR)52,300,000    (EUR)0   (EUR)52,300,000      Aa3/A+/AA         4.26%      0.75%    0.104600  Jul 10

C1            XS0168666104   (EUR)16,000,000    (EUR)0   (EUR)16,000,000      Baa1/A-/A-        5.20%      Fixed    0.032000  Jul 10
                                                                                                           until
                                                                                                           07/10

C2            XS0168666443   (EUR)65,500,000    (EUR)0   (EUR)65,500,000      Baa1/A-/A-        5.06%      1.55%    0.131000  Jul 10

Series 3

A             XS0168666526  (GBP)352,280,000    (GBP)0  (GBP)352,280,000      Aaa/AAA/AAA       4.625%     Fixed    11.363871 Jul 10
                                                                                                          until
                                                                                                          07/10

C             XS0168666872   (GBP)15,000,000    (GBP)0   (GBP)15,000,000      Baa1/A-/A-        6.69%      1.55%    0.365854  Jul 10
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding
Class B and M Notes (GBP) Equivalent)            (GBP)137,050,418        11.08%

Class C Notes (GBP) Equivalent)                   (GBP)79,770,315         6.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 03-2 Reserve Fund Requirement    (GBP)35,000,000         0.27%

Balance Brought Forward                            (GBP)35,000,000         0.27%

Drawings this Period                                        (GBP)0         0.00%

Excess Spread this Period                           (GBP)4,494,197         0.04%

Funding Reserve Fund Top-up this Period*           -(GBP)4,494,197        -0.04%

Current Balance                                    (GBP)35,000,000         0.27%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)138,176,032         1.08%

Excess spread this period                          (GBP)13,678,792         0.11%

Repayment of start up loan interest               -(GBP)17,315,864        -0.14%

Funding reserve Balance carried forward           (GBP)134,538,960         1.05%

Funding Reserve %                                           1.0%            NA
--------------------------------------------------------------------------------
*Top-ups only occur at the end of each quarter.

All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes                   Granite Mortgages 03-3 plc

------------------------------------------------------------------------------------------------------------------------------------
                  ISIN       Brought forward    Repaid       Outstanding        Rating          Reference  Margin  Pool     Expected
                                                                            Moodys/S&P/Fitch    Rate               factor   Maturity
Series 1

A1            US38741UAA51                $0        $0                $0      Aaa/AAA/AAA        N/A       0.08%    0.000000     N/A

A2            US38741UAB35                $0        $0                $0      Aaa/AAA/AAA       5.49%      0.12%           0  Apr 06

A3            US38741UAC18      $384,708,698        $0      $384,708,698      Aaa/AAA/AAA       5.57%      0.20%    0.769417  Jan 09

B             US38741UAD90      $ 72,000,000        $0      $ 72,000,000      Aa1/AA+/AA+       5.82%      0.45%    1.000000  Jan 09

M             US38741UAE73      $ 27,000,000        $0      $ 27,000,000      Aa3/A+/AA         6.07%      0.70%    1.000000  Jan 09

C             US38741UAF49      $ 50,000,000        $0      $ 50,000,000      Baa1/A-/BBB+      6.82%      1.45%    1.000000  Jan 09

Series 2

A             XS0176409927  (EUR)492,427,136    (EUR)0  (GBP)492,427,136      Aaa/AAA/AAA       5.33%      0.19%    0.769417  Jan 09

B             XS0176410180   (EUR)23,000,000    (EUR)0   (GBP)23,000,000      Aa1/AA+/AA+       5.59%      0.45%    1.000000  Jan 09

M             XS0176410347    (EUR)7,500,000    (EUR)0    (GBP)7,500,000      Aa3/A+/AA         5.84%      0.70%    1.000000  Jan 09

C             XS0176410420   (EUR)55,000,000    (EUR)0   (GBP)55,000,000      Baa1/A-/BBB+      6.59%      1.45%    1.000000  Jan 09

Series 3

A             XS0176410693  (GBP)340,000,000    (GBP)0  (GBP)340,000,000      Aaa/AAA/AAA       3.70%      0.19%    1.000000  Jan 09

B             XS0176410776   (GBP)28,500,000    (GBP)0   (GBP)28,500,000      Aa1/AA+/AA+       3.96%      0.45%    1.000000  Jan 09

M             XS0176410859   (GBP)11,500,000    (GBP)0   (GBP)11,500,000      Aa3/A+/AA         4.21%      0.70%    1.000000  Jan 09

C             XS0176411071    (GBP)7,500,000    (GBP)0    (GBP)7,500,000      Baa1/A-/BBB+      4.96%      1.45%    1.000000  Jan 09
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding
Class B and M Notes (GBP) Equivalent)              (GBP)122,676,688      31.66%

Class C Notes (GBP) Equivalent)                     (GBP)76,908,644      19.85%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement    (GBP)33,400,000       0.26%

Balance Brought Forward                            (GBP)33,400,000       0.26%

Drawings this Period                                        (GBP)0       0.00%

Excess Spread this Period                           (GBP)4,238,417       0.03%

Funding Reserve Fund Top-up this Period*           -(GBP)4,238,417      -0.03%

Current Balance                                    (GBP)33,400,000       0.26%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)138,176,032       1.08%

Excess spread this period                          (GBP)13,678,792       0.11%

Repayment of start up loan interest               -(GBP)17,315,864      -0.14%

Funding reserve Balance carried forward           (GBP)134,538,960       1.05%

Funding Reserve %                                             1.0%          NA
------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes                   Granite Mortgages 04-1 plc

------------------------------------------------------------------------------------------------------------------------------------
                ISIN       Brought forward    Repaid         Outstanding          Rating        Reference  Margin  Pool     Expected
                                                                              Moodys/S&P/Fitch  Rate               factor   maturity
Series 1

A1          US38741VAA35                $0              $0                 $0  P-1/A-1+/F1+       N/A      -0.04%   0.000000     N/A

A2          US38741VAB18                $0              $0                 $0  Aaa/AAA/AAA      5.44%       0.07%   0.000000  Mar 06

B           US38741VAC90                $0              $0                 $0  Aa2/AA+/AA+      5.58%       0.21%   0.000000  Jun 06

M           US38741VAE56                $0              $0                 $0  Aa3/A+/AA        5.78%       0.41%   0.000000  Jun 06

C           US38741VAD73                $0              $0                 $0  A2/A-/BBB+       6.27%       0.90%   0.000000  Jun 06

Series 2

A1          US38741VAF22    $1,113,000,000     $83,000,000     $1,030,000,000  Aaa/AAA/AAA      5.53%       0.16%   0.869198  Mar 09

A2          XS0184562816  (EUR)860,000,000 (EUR)43,000,000   (EUR)817,000,000  Aaa/AAA/AAA      3.86%       0.16%   0.907778  Mar 09

B           XS0184563111   (EUR)91,000,000          (EUR)0    (EUR)91,000,000  Aa2/AA+/AA+      4.04%       0.34%   1.000000  Mar 09

M           XS0184563541   (EUR)45,000,000          (EUR)0    (EUR)45,000,000  A1/A+/AA         4.27%       0.57%   1.000000  Mar 09

C           XS0184563897   (EUR)60,000,000          (EUR)0    (EUR)60,000,000  Baa1/A-/BBB+     4.77%       1.07%   1.000000  Mar 09

Series 3

A           XS0184565249  (GBP)573,000,000 (GBP)33,000,000   (GBP)540,000,000  Aaa/AAA/AAA      5.47%      0.16%    0.900000  Mar 09

B           XS0184566130   (GBP)23,000,000          (GBP)0    (GBP)23,000,000  Aa2/AA+/AA+      5.65%      0.34%    1.000000  Mar 09

M           XS0184566569   (GBP)10,000,000          (GBP)0    (GBP)10,000,000  A1/A+/AA         5.88%      0.57%    1.000000  Mar 09

C           XS0184567534   (GBP)20,000,000          (GBP)0    (GBP)20,000,000  Baa1/A-/BBB+     6.38%      1.07%    1.000000  Mar 09
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding
Class B and M Notes (GBP) Equivalent)            (GBP)126,793,104         6.84%

Class C Notes (GBP) Equivalent)                   (GBP)61,379,310         3.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement    (GBP)60,000,000         0.47%

Balance Brought Forward                            (GBP)60,000,000         0.47%

Drawings this Period                                        (GBP)0         0.00%

Excess Spread this Period                           (GBP)4,197,663         0.03%

Funding Reserve Fund Top-up this Period*           -(GBP)4,197,663        -0.03%

Current Balance                                    (GBP)60,000,000         0.47%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)138,176,032         1.08%

Excess spread this period                          (GBP)13,678,792         0.11%

Repayment of start up loan interest               -(GBP)17,315,864        -0.14%

Funding reserve Balance carried forward           (GBP)134,538,960         1.05%

Funding Reserve %                                             1.0%            NA
--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes                   Granite Mortgages 04-2 plc

------------------------------------------------------------------------------------------------------------------------------------
              ISIN     Brought forward     Repaid          Outstanding            Rating        Reference  Margin  Pool     Expected
                                                                              Moodys/S&P/Fitch  Rate               factor   maturity
Series 1

A1        US38741WAA18                  $0                $0                  $0  Aaa/AAA/AAA       N/A      0.04%  0.000000     N/A

A2        US38741WAB90                  $0                $0                  $0  Aaa/AAA/AAA     5.44%      0.07%  0.000000  Sep 06

B         US38741WAC73                  $0                $0                  $0  Aa2/AA+/AA      5.54%      0.17%  0.000000  Sep 06

M         US38741WAD56                  $0                $0                  $0  A1/A+/A         5.65%      0.28%  0.000000  Sep 06

C         US38741WAE30                  $0                $0                  $0  A3/A-/BBB+      6.07%      0.70%  0.000000  Sep 06

Series 2

A1        XS0193212825  (EUR)1,330,307,903  (EUR)119,925,024  (EUR)1,210,382,879  Aaa/AAA/AAA     3.84%      0.14%  0.903271  Dec 10

A2        XS0193213807    (GBP)241,682,314   (GBP)21,787,255    (GBP)219,895,059  Aaa/AAA/AAA     5.45%      0.14%  0.901209  Dec 10

B         XS0193215414     (EUR)91,267,291    (EUR)8,227,593     (EUR)83,039,698  Aa3/AA+/AA      3.97%      0.27%  0.902605  Dec 10

M         XS0193216578     (EUR)53,062,379    (EUR)4,783,484     (EUR)48,278,895  A2/A+/A         4.10%      0.40%  0.902409  Dec 10

C         XS0193217030     (EUR)88,083,548    (EUR)7,940,585     (EUR)80,142,963  Baa2/A-/BBB+    4.50%      0.80%  0.900483  Dec 10

Series 3

A         XS0193218350     GBP)752,100,000            (GBP)0    (GBP)752,100,000  Aaa/AAA/AAA     5.47%      0.16%  1.000000  Jun 11

B         XS0193218863     (GBP)38,900,000            (GBP)0     (GBP)38,900,000  Aa2/AA+/AA      5.63%      0.32%  1.000000  Jun 11

M         XS0193219754     (GBP)26,500,000            (GBP)0     (GBP)26,500,000  A1/A+/A         5.78%      0.47%  1.000000  Jun 11

C         XS0193220927     (GBP)48,500,000            (GBP)0     (GBP)48,500,000  Baa1/A-/BBB+    6.16%      0.85%  1.000000  Jun 11
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding
Class B and M Notes (GBP) Equivalent)              (GBP)154,732,374       7.54%

Class C Notes (GBP) Equivalent)                    (GBP)103,019,023       5.02%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement      (GBP)44,900,000       0.35%

Balance Brought Forward                              (GBP)44,900,000       0.35%

Drawings this Period                                          (GBP)0       0.00%

Excess Spread this Period                             (GBP)4,445,633       0.03%

Funding Reserve Fund Top-up this Period*             -(GBP)4,445,633      -0.03%

Current Balance                                      (GBP)44,900,000       0.35%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Funding Reserve Balance brought forward             (GBP)138,176,032       1.08%

Excess spread this period                            (GBP)13,678,792       0.11%

Repayment of start up loan interest                 -(GBP)17,315,864      -0.14%

Funding reserve Balance carried forward             (GBP)134,538,960       1.05%

Funding Reserve %                                               1.0%          NA
--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes                   Granite Mortgages 04-3 plc

------------------------------------------------------------------------------------------------------------------------------------
              ISIN     Brought forward     Repaid          Outstanding            Rating        Reference  Margin  Pool     Expected
                                                                              Moodys/S&P/Fitch  Rate               factor   maturity
Series 1

A1        US38741SAA06                $0             $0               $0        Aaa/AAA/AAA      N/A      0.06%   0.000000       N/A

A2        XS0201482766            (EUR)0         (EUR)0           (EUR)0        Aaa/AAA/AAA     3.77%     0.07%   0.000000    Dec 05

A3        US38741SAB88      $363,253,416   $222,453,854     $140,799,562        Aaa/AAA/AAA     5.47%     0.10%   0.112811    Mar 07

B         US38741SAC61       $17,229,871    $10,551,452       $6,678,419        Aa3/AA+/AA      5.53%     0.16%   0.112811    Mar 07

M         US38741SAD45        $9,138,817     $5,596,548       $3,542,269        A2/A+/A         5.64%     0.27%   0.112811    Mar 07

C         US38741SAE28       $18,248,529    $11,175,272       $7,073,257        Baa2/A-/BBB+    5.96%     0.59%   0.112811    Mar 07

Series 2

A1        US38741SAF92      $713,700,000             $0     $713,700,000        Aaa/AAA/AAA     5.51%     0.14%   1.000000    Mar 10

A2        XS0201483228  (EUR)800,150,000         (EUR)0 (EUR)800,150,000        Aaa/AAA/AAA     3.84%     0.14%   1.000000    Mar 10

B         XS0201483657   (EUR)74,400,000         (EUR)0  (EUR)74,400,000        Aa1/AA+/AA      3.98%     0.28%   0.092983    Mar 10

M         XS0201484036   (EUR)57,900,000         (EUR)0  (EUR)57,900,000        Aa3/A+/A        4.07%     0.37%   1.000000    Mar 10

C         XS0201485355  (EUR)139,050,000         (EUR)0 (EUR)139,050,000        Baa2/A-/BBB+    4.50%     0.80%   1.000000    Mar 10

Series 3

A1        XS0201486320   GBP)411,250,000         (GBP)0 (GBP)411,250,000        Aaa/AAA/AAA     5.49%     0.18%   2.957569   Sept 11

A2        XS0201565628   GBP)600,000,000         (GBP)0 (GBP)600,000,000        Aaa/AAA/AAA     5.515%    Fixed   4.314995   Sept 11
                                                                                                          until
                                                                                                          09/2011
1
B         XS0201486833   (GBP)54,350,000         (GBP)0  (GBP)54,350,000        Aa1/AA+/AA      5.66%     0.35%   0.390867   Sept 11

M         XS0201487211   (GBP)42,250,000         (GBP)0  (GBP)42,250,000        Aa3/A+/A        5.76%     0.45%   0.303848   Sept 11

C         XS0201487567   (GBP)99,450,000         (GBP)0  (GBP)99,450,000        Baa1/A-/BBB+    6.19%     0.88%   0.715210   Sept 11
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding
Class B and M Notes (GBP) Equivalent)              (GBP)192,597,974       7.95%

Class C Notes (GBP) Equivalent)                    (GBP)198,303,015       8.18%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement      (GBP)48,000,000       0.38%

Balance Brought Forward                              (GBP)48,000,000       0.38%

Drawings this Period                                          (GBP)0       0.00%

Excess Spread this Period                             (GBP)5,035,496       0.04%

Funding Reserve Fund Top-up this Period*               (5,035,496)        -0.04%

Current Balance                                      (GBP)48,000,000       0.38%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Funding Reserve Balance brought forward             (GBP)138,176,032       1.08%

Excess spread this period                            (GBP)13,678,792       0.11%

Repayment of start up loan interest                 -(GBP)17,315,864      -0.14%

Funding reserve Balance carried forward             (GBP)134,538,960       1.05%

Funding Reserve %                                               1.0%          NA
--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes                   Granite Master Issuer plc - Series 2005-1

------------------------------------------------------------------------------------------------------------------------------------
              ISIN     Brought forward      Repaid       Outstanding            Rating         Reference  Margin  Pool     Expected
                                                                             Moodys/S&P/Fitch  Rate               factor   Maturity
A1        US38741YAA73                  $0           $0                  $0    Aaa/AAA/AAA     5.390%     0.04%   0.000000   Sept 06

A2        XS0210928866              (EUR)0       (EUR)0              (EUR)0    Aaa/AAA/AAA     3.74%      0.04%   0.000000   Sept 06

A3        US38741YAB56      $1,100,000,000           $0      $1,100,000,000    Aaa/AAA/AAA     5.45%      0.08%   1.000000    Dec 07

A4        US38741YAC30      $1,100,000,000           $0      $1,100,000,000    Aaa/AAA/AAA     5.47%      0.10%   1.000000    Mar 10

A5        XS0210929161  (EUR)1,500,000,000       (EUR)0  (EUR)1,500,000,000    Aaa/AAA/AAA     3.79%      0.09%   1.000000    Mar 10

A6        XS0210925847    (GBP)750,000,000       (GBP)0    (GBP)750,000,000    Aaa/AAA/AAA     5.43%      0.12%   1.000000    Mar 10

B1        US38741YAD13         $60,500,000  $60,500,000                  $0    Aa3/AA/AA       5.50%      0.13%   0.000000    Dec 06

B2        XS0210929591     (EUR)80,000,000       (EUR)0     (EUR)80,000,000    Aa3/AA/AA       3.89%      0.19%   1.000000    Mar 10

B3        XS0210925920     (GBP)55,000,000       (GBP)0     (GBP)55,000,000    Aa3/AA/AA       5.50%      0.19%   1.000000    Mar 10

M1        US38741YAE95         $65,000,000  $65,000,000                  $0    A2/A/A          5.60%      0.23%   0.000000    Dec 06

M2        XS0210929757     (EUR)79,000,000       (EUR)0     (EUR)79,000,000    A2/A/A          3.98%      0.28%   1.000000    Mar 10

M3        XS0210926225     (GBP)55,000,000       (GBP)0     (GBP)55,000,000    A2/A/A          5.59%      0.28%   1.000000    Mar 10

C2        XS0210929914    (EUR)139,000,000       (EUR)0    (EUR)139,000,000    Baa2/BBB/BBB    4.259%     0.56%   1.000000    Mar 10

C3        XS0210926571     (GBP)60,000,000       (GBP)0     (GBP)60,000,000    Baa2/BBB/BBB    5.87%      0.56%   1.000000    Mar 10
------------------------------------------------------------------------------------------------------------------------------------

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                   Granite Master Issuer plc - Series 2005-2

------------------------------------------------------------------------------------------------------------------------------------
              ISIN     Brought forward       Repaid      Outstanding            Rating       Reference  Margin    Pool     Expected
                                                                         Moodys/S&P/Fitch    Rate                 factor   maturity
A1        US38741YAF60        $102,474,879        $0      $102,474,879   Aaa/AAA/AAA          5.39%      0.04%      0.105102  Feb 07

A2        XS0220176084     (GBP)21,020,488    (GBP)0    GBP)21,020,488   Aaa/AAA/AAA          5.28%      0.05%      0.105102  Feb 07

A3        XS0220174469     (EUR)69,367,610    (EUR)0   (EUR)69,367,610   Aaa/AAA/AAA          3.65%      0.05%      0.105102  Feb 07

A4        US38741YAG44        $800,000,000        $0      $800,000,000   Aaa/AAA/AAA          5.46%      0.08%      1.000000  Feb 08

A5        XS0220174543    (EUR)800,000,000    (EUR)0  (EUR)800,000,000   Aaa/AAA/AAA          3.74%      0.14%      1.000000  May 10

A6        US38741YAH27      $1,250,000,000        $0    $1,250,000,000   Aaa/AAA/AAA          5.51%      0.13%      1.000000  May 10

A7        XS0220172257    (GBP)530,200,000    (GBP)0  (GBP)530,200,000   Aaa/AAA/AAA          5.39%      0.16%      1.000000  May 10

A8        XS0220486277    (GBP)250,000,000    (GBP)0  (GBP)250,000,000   Aaa/AAA/AAA          5.39%      0.16%      1.000000  May 10

B1        US38741YAJ82        $90,000,000         $0       $90,000,000   Aa3/AA/AA            5.52%      0.14%      1.000000  May 07

B2        XS0220173909     (EUR)62,000,000    (EUR)0   (EUR)62,000,000   Aa3/AA/AA            3.80%      0.20%      1.000000  May 10

B3        XS0220175862     (GBP)35,100,000    (GBP)0   (GBP)35,100,000   Aa3/AA/AA            5.43%      0.20%      1.000000  May 10

M1        US38741YAK55         $95,000,000        $0       $95,000,000   A2/A/A               5.62%      0.24%      1.000000  May 07

M2        XS0220172927     (EUR)70,000,000    (EUR)0   (EUR)70,000,000   A2/A/A               3.90%      0.30%      1.000000  May 10

M3        XS0220174972     (GBP)28,100,000    (GBP)0   (GBP)28,100,000   A2/A/A               5.5450%     0.32%     1.000000  May 10

C1        US38741YAL39         $90,000,000        $0       $90,000,000   Baa2/BBB/BBB         5.88%      0.50%      1.000000  May 08

C2        XS0220173651    (EUR)131,700,000    (EUR)0  (EUR)131,700,000   Baa2/BBB/BBB         4.15%      0.55%      1.000000  May 10
------------------------------------------------------------------------------------------------------------------------------------

Notes                   Granite Master Issuer plc - Series 2005-3

------------------------------------------------------------------------------------------------------------------------------------
              ISIN     Brought forward       Repaid      Outstanding            Rating         Reference  Margin  Pool     Expected
                                                                             Moodys/S&P/Fitch  Rate               factor   maturity
A1        US38741YAM12  $1,000,000,000         $0         $1,000,000,000      Aaa/AAA/AAA       5.31%      -0.04%  1.000000  Aug 10
------------------------------------------------------------------------------------------------------------------------------------

Notes                   Granite Master Issuer plc - Series 2005-4

------------------------------------------------------------------------------------------------------------------------------------
              ISIN     Brought forward       Repaid      Outstanding            Rating         Reference  Margin  Pool     Expected
                                                                             Moodys/S&P/Fitch  Rate               factor   maturity
A1        US38741YAN94        $296,511,890        $0           $296,511,890   Aaa/AAA/AAA        5.38%     0.03%   0.223563  May 07

A2        XS0229614036    (EUR)125,083,618    (EUR)0       (EUR)125,083,618   Aaa/AAA/AAA       3.638%     0.04%   0.223563  May 07

A3        US38741YAP43        $996,600,000        $0           $996,600,000   Aaa/AAA/AAA        5.45%     0.07%   1.000000  Aug 08

A5        XS0229614200  (EUR)1,357,300,000    (EUR)0     (EUR)1,357,300,000   Aaa/AAA/AAA        3.70%     0.10%   1.000000  Aug 10

A6        XS0229614465     GBP)815,400,000    (GBP)0       (GBP)815,400,000   Aaa/AAA/AAA        5.35%     0.12%   1.000000  Aug 12

B1        US38741YAR09         $72,500,000        $0            $72,500,000   Aa3/AA/AA          5.50%     0.12%   1.000000  Aug 07

B2        US38741YAS81         $38,500,000        $0            $38,500,000   Aa3/AA/AA          5.56%     0.18%   1.000000  Nov 08

B3        XS0229614549     (GBP)19,000,000    (GBP)0        (GBP)19,000,000   Aa3/AA/AA          5.41%     0.18%   1.000000  Aug 10

B4        XS0229614895     (EUR)56,900,000    (EUR)0        (EUR)56,900,000   Aa3/AA/AA          3.78%     0.18%   1.000000  Aug 10

M1        US38741YAT64         $64,700,000        $0            $64,700,000   A2/A/A             5.60%     0.22%   1.000000  Aug 07

M2        US38741YAU38         $36,300,000        $0            $36,300,000   A2/A/A             5.66%     0.28%   1.000000  Nov 08

M3        XS0229614978     (GBP)30,000,000    (GBP)0        (GBP)30,000,000   A2/A/A             5.51%     0.28%   1.000000  Aug 10

M4        XS0229615272     (EUR)51,000,000    (EUR)0        (EUR)51,000,000   A2/A/A             3.88%     0.28%   1.000000  Aug 10

C1        US38741YAV11         $80,400,000        $0            $80,400,000   Baa2/BBB/BBB       5.81%     0.43%   1.000000  Aug 07

C2        US38741YAW93         $44,600,000        $0            $44,600,000   Baa2/BBB/BBB       5.93%     0.55%   1.000000  Nov 08

C3        XS0229615439       (GBP)10,000,000  (GBP)0        (GBP)10,000,000   Baa2/BBB/BBB       5.78%     0.55%   1.000000  Aug 10

C4        XS0229615603     (EUR)76,100,000    (EUR)0        (EUR)76,100,000   Baa2/BBB/BBB       4.15%     0.55%   1.000000  Aug 10
------------------------------------------------------------------------------------------------------------------------------------

Notes                   Granite Master Issuer plc - Series 2006-1

------------------------------------------------------------------------------------------------------------------------------------
     ISIN          ISIN          Brought forward     Repaid   Outstanding             Rating    Reference  Margin  Pool     Expected
     Reg S         144A                                                           Moodys/S&P/   Rate               factor   maturity
                                                                                     Fitch
A1   USG4144BE89   US38741YBG35        $776,100,000       $0        $776,100,000  Aaa/AAA/AAA   5.32%      -0.03%  1.000000   Nov 09

A2   XS0240602176  XS0240670413    (EUR)417,710,575  -(EUR)0    (EUR)417,710,575  Aaa/AAA/AAA   3.64%       0.04%  0.479301   Nov 07

A3   XS0240602507  XS0240670504     (GBP)95,860,144   (GBP)0     (GBP)95,860,144  Aaa/AAA/AAA   5.27%       0.04%  0.479301   Nov 07

A4   USG41441BF54  US38741YBH18        $539,213,309       $0        $539,213,309  Aaa/AAA/AAA   5.39%       0.04%  0.479301   Nov 07

A5   USG41441BG38  US38741YBJ73      $1,552,200,000       $0      $1,552,200,000  Aaa/AAA/AAA   5.45%       0.07%  1.000000   Nov 09

A6   XS0240602929  XS0240670686  (EUR)1,900,000,000   (EUR)0  (EUR)1,900,000,000  Aaa/AAA/AAA   3.70%       0.10%  1.000000   Feb 11

A7   XS0240603067  XS0240670843    (GBP)400,000,000   (GBP)0    (GBP)400,000,000  Aaa/AAA/AAA   5.35%       0.12%  1.000000   Feb 13

A8   XS024063653   XS0240671148    (GBP)950,000,000   (GBP)0    (GBP)950,000,000  Aaa/AAA/AAA   5.35%       0.12%  1.000000   Feb 13

B1   USG41441BH11  US38741YBK47         $91,200,000       $0         $91,200,000  Aa3/AA/AA     5.51%       0.13%  1.000000   Nov 07

B2   USG41441BJ76  US38741YBL20         $84,100,000       $0         $84,100,000  Aa3/AA/AA     5.55%       0.17%  1.000000   Aug 10

B3   XS0240606169  XS0240671494     (GBP)25,000,000   (GBP)0     (GBP)25,000,000  Aa3/AA/AA     5.41%       0.18%  1.000000   Feb 11

B4   XS0240606755  XS0240671650     (EUR)94,500,000   (EUR)0     (EUR)94,500,000  Aa3/AA/AA     3.78%       0.18%  1.000000   Feb 11

M1   USG41441BK40  US38741YBM03         $81,400,000       $0         $81,400,000  A2/A/A        5.61%       0.23%  1.000000   Nov 07

M2   USG41441BL23  US38741YBN85         $79,200,000       $0         $79,200,000  A2/A/A        5.67%       0.29%  1.000000   May 10

M3   XS0240607480  XS0240671734     (GBP)33,500,000   (GBP)0     (GBP)33,500,000  A2/A/A        5.53%       0.30%  1.000000   Feb 11

M4   XS0240607720  XS0240671817     (EUR)97,700,000   (EUR)0     (EUR)97,700,000  A2/A/A        3.90%       0.30%  1.000000   Feb 11

C2   USG41441BM06  US38741YBP34        $132,400,000       $0        $132,400,000  Baa2/BBB/BBB  5.98%       0.60%  1.000000   May 10

C3   XS0240608371  XS0240671908     (GBP)44,200,000   (GBP)0     (GBP)44,200,000  Baa2/BBB/BBB  5.83%       0.60%  1.000000   Feb 11

C4   XS0240608702  XS0240672039    (EUR)129,000,000   (EUR)0    (EUR)129,000,000  Baa2/BBB/BBB  4.20%       0.60%  1.000000   Feb 11
------------------------------------------------------------------------------------------------------------------------------------

Notes                   Granite Master Issuer plc - Series 2006-2

------------------------------------------------------------------------------------------------------------------------------------
              ISIN     Brought forward       Repaid      Outstanding            Rating         Reference  Margin  Pool     Expected
                                                                             Moodys/S&P/Fitch  Rate               factor   maturity
A1        US38741YBQ17        $584,358,019       $0            $584,358,019    Aaa/AAA/AAA       5.36%     0.01%   0.721430  Jan 08

A2        XS0252419832    (EUR)216,428,896   (EUR)0        (EUR)216,428,896    Aaa/AAA/AAA      3.541%     0.03%   0.721430  Jan 08

A3        XS0252425995     (GBP)50,500,076   (GBP)0         (GBP)50,500,076    Aaa/AAA/AAA       5.17%     0.03%   0.721430  Jan 08

A4        US38741YBR99      $1,275,000,000       $0          $1,275,000,000    Aaa/AAA/AAA       5.41%     0.04%   1.000000  Jul 10

A5        XS0252421499  (EUR)1,360,000,000   (EUR)0      (EUR)1,360,000,000    Aaa/AAA/AAA       3.61%     0.10%   1.000000  Oct 11

A6        XS0252427009    (GBP)500,000,000   (GBP)0        (GBP)500,000,000    Aaa/AAA/AAA       5.25%     0.11%   1.000000  Jul 13

B1        US38741YBS72         $29,000,000       $0             $29,000,000    Aa3/AA/AA         5.45%     0.08%   1.000000  Apr 08

B2        US38741YBT55         $36,000,000       $0             $36,000,000    Aa3/AA/AA         5.51%     0.14%   1.000000  Jul 11

B3        XS0252428072     (EUR)37,500,000   (EUR)0         (EUR)37,500,000    Aa3/AA/AA         3.65%     0.14%   1.000000  Jul 11

M1        US38741YBU29         $25,000,000       $0             $25,000,000    A2/A/A            5.55%     0.18%   1.000000  Apr 08

M2        US38741YBV02         $25,000,000       $0             $25,000,000    A2/A/A            5.60%     0.23%   1.000000  Jul 11

M3        XS0252429047     (EUR)35,000,000   (EUR)0         (EUR)35,000,000    A2/A/A            3.74%     0.23%   1.000000  Jul 11

M4        XS0252423198     (GBP)10,000,000   (GBP)0         (GBP)10,000,000    A2/A/A            5.37%     0.23%   1.000000  Jul 11

C2        US38741YBW84         $75,000,000       $0             $75,000,000    Baa2/BBB/BBB      5.84%     0.47%   1.000000  Jul 11

C3        XS0252430136     (EUR)55,000,000   (EUR)0         (EUR)55,000,000    Baa2/BBB/BBB      3.98%     0.47%   1.000000  Jul 11

C4        XS0252423941     (GBP)12,000,000   (GBP)0         (GBP)12,000,000    Baa2/BBB/BBB      5.61%     0.47%   1.000000  Jul 11
------------------------------------------------------------------------------------------------------------------------------------

Notes                   Granite Master Issuer plc - Series 2006-3

------------------------------------------------------------------------------------------------------------------------------------
              ISIN     Brought forward       Repaid      Outstanding            Rating         Reference  Margin  Pool     Expected
                                                                             Moodys/S&P/Fitch  Rate               factor   Maturity
A1        US38741YBX67      $1,000,000,000       $0          $1,000,000,000   Aaa/AAA/AAA        5.37%      0.02%  1.000000  Apr 08

A2        XS0267966959    (EUR)830,000,000   (EUR)0        (EUR)830,000,000   Aaa/AAA/AAA       3.473%      0.04%  1.000000  Jul 08

A3        US38741YBZ16      $1,800,000,000       $0          $1,800,000,000   Aaa/AAA/AAA        5.45%      0.04%  1.000000  Apr 10

A4        US38741YCA55      $1,000,000,000       $0          $1,000,000,000   Aaa/AAA/AAA        5.33%     -0.02%  1.000000  Oct 12

A5        XS0267967924  (EUR)1,250,000,000   (EUR)0      (EUR)1,250,000,000   Aaa/AAA/AAA        3.54%      0.11%  1.000000  Oct 12

A6        XS0267968658    (GBP)700,000,000   (GBP)0        (GBP)700,000,000   Aaa/AAA/AAA        5.21%      0.11%  1.000000  Oct 12

A7        US38741YCD94      $1,750,000,000       $0          $1,750,000,000   Aaa/AAA/AAA        5.51%      0.10%  1.000000  Oct 12

B1        US38741YCE77         $70,000,000       $0             $70,000,000   Aa3/AA/AA          5.50%      0.09%  1.000000  Oct 08

B2        US38741YCF43        $182,000,000       $0            $182,000,000   Aa3/AA/AA          5.58%      0.17%  1.000000  Oct 12

B3        XS0268037131     (EUR)30,000,000   (EUR)0         (EUR)30,000,000   Aa3/AA/AA          3.59%      0.16%  1.000000  Oct 12

M1        US38741YCJ64         $90,000,000       $0             $90,000,000   A2/A/A             5.59%      0.18%  1.000000  Oct 08

M2        US38741YCK38        $100,000,000       $0            $100,000,000   A2/A/A             5.69%      0.28%  1.000000  Oct 12

M3        XS0268038451     (EUR)47,000,000   (EUR)0         (EUR)47,000,000   A2/A/A             3.70%      0.27%  1.000000  Oct 12

M4        XS0268038964     (GBP)10,000,000   (GBP)0         (GBP)10,000,000   A2/A/A             5.37%      0.27%  1.000000  Oct 12

C2        US38741YCP25         $60,000,000       $0             $60,000,000   Baa2/BBB/BBB       5.91%      0.50%  1.000000  Oct 12

C3        XS0268039699    (EUR)137,000,000   (EUR)0        (EUR)137,000,000   Baa2/BBB/BBB       3.93%      0.50%  1.000000  Oct 12
------------------------------------------------------------------------------------------------------------------------------------

Notes                   Granite Master Issuer plc - Series 2006-4

------------------------------------------------------------------------------------------------------------------------------------
              ISIN     Brought forward       Repaid      Outstanding            Rating         Reference  Margin  Pool     Expected
                                                                             Moodys/S&P/Fitch  Rate               factor  maturity
A1        US38741YCS63        $650,000,000       $0            $650,000,000  Aaa/AAA/AAA        5.38%     0.03%   1.000000  Dec-30

A2        XS0275943958    (EUR)200,000,000   (EUR)0       (EUR) 200,000,000  Aaa/AAA/AAA       3.691%     0.04%   1.000000  Dec-30

A3        XS0275944097    (GBP)350,000,000   (GBP)0        (GBP)350,000,000  Aaa/AAA/AAA        5.30%     0.04%   1.000000  Dec-30

A4        US38741YDB20        $704,300,000       $0            $704,300,000  Aaa/AAA/AAA        5.42%     0.05%   1.000000  Dec-54

A5        CA38741YDD81      CAD350,000,000     CAD0         CAD 350,000,000  Aaa/AAA/AAA        4.41%     0.07%   1.000000  Dec-54

A6        US38741YDC03      $1,130,000,000       $0          $1,130,000,000  Aaa/AAA/AAA        5.46%     0.09%   1.000000  Dec-54

A7        XS0275944766  (EUR)1,135,000,000   (EUR)0     (EUR) 1,135,000,000  Aaa/AAA/AAA        3.76%     0.11%   1.000000  Dec-54

A8        XS0276823167    (GBP)300,000,000   (GBP)0        (GBP)300,000,000  Aaa/AAA/AAA        5.37%     0.11%   1.000000  Dec-54

B1        US38741YCV92         $60,600,000       $0             $60,600,000  Aa3/AA/AA          5.46%     0.09%   1.000000  Dec-54

B3        XS0275945730     (EUR)62,500,000   (EUR)0        (EUR) 62,500,000  Aa3/AA/AA          3.84%     0.19%   1.000000  Dec-54

M1        US38741YCX58         $47,800,000       $0             $47,800,000  A2/A/A             5.54%     0.17%   1.000000  Dec-54

M2        US38741YCY32         $10,000,000       $0             $10,000,000  A2/A/A             5.66%     0.29%   1.000000  Dec-54

M3        XS0275946621    (EUR) 84,400,000   (EUR)0        (EUR) 84,400,000  A2/A/A             3.94%     0.29%   1.000000  Dec-54

C1        US38741YCZ07         $32,600,000       $0             $32,600,000  Baa2/BBB/BBB       5.75%     0.38%   1.000000  Dec-54

C2        US38741YDA47         $15,000,000       $0             $15,000,000  Baa2/BBB/BBB       5.85%     0.48%   1.000000  Dec-54

C3        XS0275947512    (EUR) 62,800,000   (EUR)0        (EUR) 62,800,000  Baa2/BBB/BBB       4.13%     0.48%   1.000000  Dec-54
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement for Granite Master Issuer plc

--------------------------------------------------------------------------------
                                                                      % of Notes
                                                                     Outstanding
Class A Notes (GBP) Equivalent)               (GBP)23,985,379,725        90.25%

Class B Notes (GBP) Equivalent)                  (GBP)834,118,706         3.14%

Class M Notes (GBP) Equivalent)                  (GBP)840,660,513         3.16%

Class C Notes (GBP) Equivalent)                  (GBP)916,141,225         3.45%
--------------------------------------------------------------------------------

Subordination Levels

--------------------------------------------------------------------------------
                                                       Current         Required

Class A Notes                                               11.48%        11.60%

Class B Notes                                                8.34%         8.30%

Class M Notes                                                5.18%         5.11%

Class C Notes                                                1.73%         1.85%
--------------------------------------------------------------------------------

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

--------------------------------------------------------------------------------
Programme Reserve Required Percent                                         1.65%

Programme Reserve Required Amount                 (GBP)439,610,000         1.73%

Balance Brought Forward                           (GBP)439,610,000         1.73%

Drawings this Period                                             0         0.00%

 *Additions this period                                     (GBP)0         0.00%

Current Balance of Funding 2 & Granite Master
Issuer Reserve Fund                               (GBP)439,610,000         1.73%

Excess Spread this Period                           (GBP)4,599,477         0.02%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Currency swap triggers

                                                               S&P                         Moody's                   Fitch
Dollar and EUR currency swap agreements:
Initial downgrade trigger                     Short term       A1+                           P-1                      F1
                                              Long term        N/A                            A1                      A1
                                                          ---------------                -------------         ------------------

Subsequent downgrade trigger                  Short term       N/A                           P-2                      F2
                                                          ---------------                -------------         ------------------
                                              Long term        BBB-                           A3                      BBB+
                                                          ---------------                -------------         ------------------

Second subsequent downgrade                   Short term       N./A                          N/A                      F3
                                                          ---------------                -------------         ------------------
                                              Long term        N/A                           N/A                      BBB-
                                                          ---------------                -------------         ------------------
Dollar and EUR currency swap providers:

ABN Amro Bank NV                              Short term       A-1+                          P-1                      F1
                                                          ---------------                -------------         ------------------
                                              Long term        AA-                           Aa3                      AA-
                                                          ---------------                -------------         ------------------

Barclays Bank PLC                             Short term       A-1+                          P-1                      F1
                                                          ---------------                -------------         ------------------
                                              Long term        AA+                           Aa1                      AA-
                                                          ---------------                -------------         ------------------

HSBC                                          Short term       A-1+                          P-1                      F1
                                                          ---------------                -------------         ------------------
                                              Long term        AA-                           Aa2                      AA
                                                          ---------------                -------------         ------------------

                                                          ---------------                -------------         ------------------
Citigroup Global markets Limited              Short term       A-1+                          P-1                      F1
                                                          ---------------                -------------         ------------------
                                              Long term        AA-                           Aa1                      AA+
                                                          ---------------                -------------         ------------------

Swiss Re                                      Short term       A-1+                          P-1                      A-1+
                                                          ---------------                -------------         ------------------
                                              Long term        AA                            Aa2                      AA
                                                          ---------------                -------------         ------------------

UBS AG                                        Short term       A-1+                          P-1                      N/A
                                                          ---------------                -------------         ------------------
                                              Long term        AA+                           Aa2                      N/A
                                                          ---------------                -------------         ------------------

Banque AIG                                    Short term       N/A                           N/A                      N/A
                                                          ---------------                -------------         ------------------
                                              Long term        AA                            Aa2                      N/A
                                                          ---------------                -------------         ------------------